Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2024	Oct. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	15,000,000	15,000,000
Ordinary shares, outstanding	15,000,000	15,000,000